UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 25, 2012 through May 25, 2012

Commission File Number of issuing entity:

333-155765-03

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number	Commission File Number	Commission File Number
of Depositor: --------------------------------------	of Depositor: -------------------------------	of Depositor: ------------------------------------
333-155765-02	333-155765	333-155765-01

American Express	American Express	American Express
Receivables Financing	Receivables Financing	Receivables Financing
Corporation II --------------------------------	Corporation III LLC --------------------------------	Corporation IV LLC --------------------------------
(Exact name of depositor	(Exact name of depositor	(Exact name of depositor
as specified in its charter)	as specified in its charter)	as specified in its charter)

13-3854638 ----------------------	20-0942395 ----------------------	20-0942445 ----------------------
(I.R.S. Employer	(I.R.S. Employer	(I.R.S. Employer
Identification Number	Identification Number	Identification Number
of depositor)	of depositor)	of depositor)

American Express	American Express
Centurion Bank ---------------------------	Bank, FSB --------------------------
(Exact name of sponsor as	(Exact name of sponsor as
specified in its charter)	specified in its charter)

Delaware ---------------------------------	Not Applicable ---------------------------
State or other jurisdiction of	(I.R.S. Employer
incorporation or organization of	Identification Number of
the issuing entity	the issuing entity

c/o The Bank of New York Mellon
101 Barclay Street, New York --------------------------------------	10286 ---------
(Address of the principal executive	(Zip Code)
offices of the issuing entity)

---------------------------------------- (Telephone number, including area code)

Not Applicable -------------------------------------------------------
(Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes x                     No

PART I -	DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II -   OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No. --------------	Description ----------------

99	Monthly Servicer’s Certificate for the Monthly Period ending May 25, 2012 and the related payment dates.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 15, 2012

American Express Receivables Financing
Corporation II,
Depositor

By:	/s/ Anderson Y. Lee -------------------------------
Name:	Anderson Y. Lee
Title:	President

American Express Receivables Financing
Corporation III LLC,
Depositor

By:	/s/ Kevin L. Thompson ---------------------------------
Name:	Kevin L. Thompson
Title:	President

American Express Receivables Financing
Corporation IV LLC,
Depositor

By:	/s/ Denise D. Roberts -----------------------------
Name:	Denise D. Roberts
Title:	President